UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2009

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      February  5, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   103

       Form 13F Information Table Value Total:	   380366
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates
	  2	28-12230	       ALPS Advisors Inc.


          [Repeat as necessary.]




	FORM 13F INFORMATION TABLE
							     	OTHER
NAME OF 	TITLEOF			VALUE	SHARES/	SH/	INVSTMT		VOTING AUTHORITY
ISSUER		CLASS 		CUSIP	(x$1000)PRN AMT	PRN	DSCRTN	MGRS	SOLE	SHARED	NONE
AGCO CORP	COM	001084102	339	10466	SHRS	DEFINED	2			10466
BHP BILLITON 	ADR	05545E209	1402	43515	SHRS	DEFINED	2			43515
ALCOA INC	COM	013817101	438	27165	SHRS	DEFINED	2	4800		22365
ANDARKO PETE 	COM	032511107	355	5687	SHRS	DEFINED	2			5687
ANGLOGOLD	ADR	035128206	343	8539	SHRS	DEFINED	2			8539
APACHE CORP	COM	037411105	400	3879	SHRS	DEFINED	2			3879
ARCHER DANIELS	COM	039483102	2186	69819	SHRS	DEFINED	2			69819
RIO TINTO PLC	ADR	767204100	1499	27384	SHRS	DEFINED	2			27384
BP PLC		ADR	055622104	2079	214538	SHRS	DEFINED	2			214538
CHEVRON CORP	COM	166764100	1769	22980	SHRS	DEFINED	2			22980
AGNICOEAGLE MI	COM	008474108	201	3693	SHRS	DEFINED	2			3693
BARRICK GOLD 	COM	067901108	913	23079	SHRS	DEFINED	2			23079
COMPANHIA 	COM	20440W105	548	17174	SHRS	DEFINED	2			17174
COMPANIADEMINAS	COM	204448104	216	6456	SHRS	DEFINED	2			6456
TALISMAN ENERGY	COM	87425E103	220	11714	SHRS	DEFINED	2			11714
CONOCOPHILLIPS	COM	20825C104	878	17205	SHRS	DEFINED	2	200		17005
CAMECO CORP	COM	13321L108	293	9051	SHRS	DEFINED	2			9051
CANADIANNAT RES	COM	136385101	434	5983	SHRS	DEFINED	2			5983
CORN PRODUCTS	COM	219023108	246	8423	SHRS	DEFINED	2			8423
AGRIUM INC	COM	008916108	1117	17911	SHRS	DEFINED	2			17911
YAMANA GOLD INC	COM	98462Y100	198	17273	SHRS	DEFINED	2			17273
DEERE & CO	COM	244199105	2493	46087	SHRS	DEFINED	2			46087
DEVON ENERGY 	COM	25179M103	356	4850	SHRS	DEFINED	2			4850
TRANSCANADA C	COM	89353D107	271	7853	SHRS	DEFINED	2			7853
GOLDCORP INC 	COM	380956409	678	17185	SHRS	DEFINED	2			17185
EOG RES INC	COM	26875P101	283	2914	SHRS	DEFINED	2			2914
POTASH CORP 	COM	73755L107	3326	30479	SHRS	DEFINED	2			30479
ENCANA CORP	COM	292505104	280	8612	SHRS	DEFINED	2			8612
TECK RES LTD 	CLB	878742204	467	13324	SHRS	DEFINED	2			13324
EXXON MOBIL 	COM	302316102	3690	54112	SHRS	DEFINED	2			54112
FREEPORTMCMORAN	COM	35671D857	838	10445	SHRS	DEFINED	2	1300		9145
GERDAU SA	ADR	373737105	366	21507	SHRS	DEFINED	2			21507
HALLIBURTON CO	COM	406216101	311	10331	SHRS	DEFINED	2			10331
HESS CORP	COM	42809H107	212	3510	SHRS	DEFINED	2			3510
SYNGENTA AG	ADR	87160A100	2852	10144	SHRS	DEFINED	2			10144
MARATHON OIL	COM	565849106	281	8994	SHRS	DEFINED	2	900		8094
REPSOL YPF SA	ADR	76026T205	264	9840	SHRS	DEFINED	2			9840
MONSANTO CO NEW	COM	61166W101	4501	55061	SHRS	DEFINED	2			55061
MOSAIC CO	COM	71945A107	1082	18115	SHRS	DEFINED	2			18115
PETROCHINA 	ADR	71646E100	284	236000	SHRS	DEFINED	2			236000
GOLD FIELDS LTD	ADR	38059T106	196	14726	SHRS	DEFINED	2			14726
CHINAPETE& CHEM	ADR	16941R108	171	192000	SHRS	DEFINED	2			192000
NATLOILWELL	COM	637071101	245	5544	SHRS	DEFINED	2	700		4844
NEWMONT MINING 	COM	651639106	594	12542	SHRS	DEFINED	2	1200		11342
LIHIR GOLD LTD	ADR	532349107	164	55580	SHRS	DEFINED	2			55580
NUCOR CORP	COM	670346105	373	7973	SHRS	DEFINED	2	700		7273
OCCIDENTAL PETE	COM	674599105	747	9188	SHRS	DEFINED	2			9188
SASOL LTD	ADR	803866300	219	5421	SHRS	DEFINED	2			5421
POSCO		ADR	693483109	734	5597	SHRS	DEFINED	2			5597
PETROLEO BRASIL	ADR	71654V408	1380	28950	SHRS	DEFINED	2			28950
SCHLUMBERGER	COM	806857108	872	13400	SHRS	DEFINED	2			13400
SOCIEDAD QUIM	ADR	833635105	1121	29824	SHRS	DEFINED	2			29824
STERLITE INDIA	ADS	859737207	352	19312	SHRS	DEFINED	2			19312
TENARIS S A	ADR	88031M109	291	6815	SHRS	DEFINED	2			6815
TERRA INDUS	COM	880915103	414	12862	SHRS	DEFINED	2	300		12562
US STEEL CORP	COM	912909108	209	3805	SHRS	DEFINED	2	500		3305
VALE S A	ADR	91912E105	960	33070	SHRS	DEFINED	2			33070
XTO ENERGY INC	COM	98385X106	300	6455	SHRS	DEFINED	2			6455
CNOOC LTD	ADR	126132109	286	182000	SHRS	DEFINED	2			182000
ROYAL SHELL	ADR B	780259107	1224	40431	SHRS	DEFINED	2			40431
TOTAL SA	ADR	89151E109	1637	25344	SHRS	DEFINED	2			25344
SUNCORENERGY 	COM	867224107	636	17916	SHRS	DEFINED	2			17916
BUNGE LIMITED	COM	616962105	964	15100	SHRS	DEFINED	2			15100
TRANSOCEAN LTD	REG SHS	H8817H100	298	3600	SHRS	DEFINED	2			3600
FIRST 	 	GLOBDIV	33734X200	4342	197025	SHRS	DEFINED	1			197025
ISHARES 	PACJID 	464286665	3901	94300	SHRS	DEFINED	1			94300
ISHARES 	AUSTR	464286103	17161	732800	SHRS	DEFINED	1			732800
ISHARES 	MALAYSI	464286830	16734	1575750	SHRS	DEFINED	1			1575750
ISHARES		SINGAPO	464286673	17050	1485150	SHRS	DEFINED	1			1485150
ISHARES 	STHAFRC	464286780	16851	301075	SHRS	DEFINED	1			301075
ISHARES 	7-10YR	464287440	35504	400724	SHRS	DEFINED	1			400724
ISHARES 	CONSGDS	464287812	13432	241894	SHRS	DEFINED	1			241894
ISHARES 	CONSSRV	464287580	13351	240597	SHRS	DEFINED	1			240597
ISHARES 	DJUSTEC	464287721	13965	242700	SHRS	DEFINED	1			242700
ISHARES  	XNHUA	464287184	16048	379650	SHRS	DEFINED	1			379650
ISHARES 	EMRGMKT	464287234	5860	151050	SHRS	DEFINED	1	38275		112775
ISHARES 	LTNAM40	464287390	5122	107125	SHRS	DEFINED	1			107125
ISHARES 	MC400GR	464287606	4348	55950	SHRS	DEFINED	1			55950
POWERSHS 	UT BEN	73935Y102	12790	541924	SHRS	DEFINED	1	16624		525300
POWERSHS 	DBGOLD	73936B606	17894	456238	SHRS	DEFINED	1			456238
POWERSHS 	DBSILVER73936B309	4011	130300	SHRS	DEFINED	1			130300
POWERSHS 	BSEMTLS	73936B705	4635	206000	SHRS	DEFINED	1			206000
SPDR 		S&PINTL	78463X772	3958	72750	SHRS	DEFINED	1			72750
SPDR		CONSDCR	81369Y407	3971	145900	SHRS	DEFINED	1			145900
SPDR	 	INTTECH	81369Y803	4444	194300	SHRS	DEFINED	1			194300
VANGUARD 	SHTTRBD	921937827	33527	421508	SHRS	DEFINED	1			421508
VANGUARD 	IDXVIP	922908512	25202	568000	SHRS	DEFINED	1			568000
VANGUARD 	SMLCPGR	922908595	25759	430250	SHRS	DEFINED	1			430250
AMAZON COM INC	COM	023135106	215	1600	SHRS	SOLE		1600
AMERICAN EXP	COM	025816109	211	5200	SHRS	SOLE		5200
CBRICHARD ELLIS	CLA	12497T101	261	19200	SHRS	SOLE		19200
FORD MTR CO	COM	345370860	374	37400	SHRS	SOLE		37400
GENERALELECTRIC	COM	369604103	162	10700	SHRS	SOLE		10700
ISHARES  	BRCTIPS	464288176	415	4000	SHRS	SOLE		4000
ISHARES   	JPMUSD	464288281	1023	10055	SHRS	SOLE		10055
ISHARES 	S&PNTLA	464288414	360	3500	SHRS	SOLE		3500
ISHARES		HIGHYLD	464288513	782	8900	SHRS	SOLE		8900
JONES 		COM	48020Q107	205	3400	SHRS	SOLE		3400
POWERSHS GLOBAL	SVRNDBT	73936T573	424	16624	SHRS	SOLE		16624
SPDR		YLDETF	78464A417	509	13100	SHRS	SOLE		13100
SPDR 		DBINTGV	78464A490	1852	32084	SHRS	SOLE		32084
SPRINT NEXTEL 	COM 	852061100	38	10300	SHRS	SOLE		10300
FORD MTR CO	NOTE 	345370CF5	379	300	PRN	SOLE		300